UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21132
Investment Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Investment Portfolio	as of September 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 56.7%

Security	Principal Amount (000’s omitted)	Value
FHLMC:
8.00%, with various maturities to 2025	$3,490	$3,650,253
9.25%, with maturity at 2017	725	777,368
		$4,427,621
FNMA:
9.50%, with maturity at 2022	2,541	2,880,721
		$2,880,721
GNMA:
11.00%, with maturity at 2016	263	306,376
		$306,376
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,326,526
FHLMC, Series 1577, Class PH, 6.30%, due 2023	2,424	2,502,723
FHLMC, Series 1666, Class H, 6.25%, due 2023	2,399	2,487,907
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	1,140	1,184,969
FHLMC, Series 2791, Class FI, 1.47%, due 2031 (1)	2,926	2,947,801
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,119,256
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	2,021	2,131,033
FNMA, Series G97-4, Class FA, 1.894%, due 2027 (1)	938	950,020
GNMA, Series 2002-5, Class FP, 2.15%, due 2032 (1)	9,498	9,564,555
		$26,214,790

Total Mortgage Pass-Throughs (identified cost $34,083,003)		$33,829,508

Auction-Rate Securities — 9.4%

Security	Shares	Value
Cohen & Steers REIT, Series W 28, 1.88% (2)	92	$2,300,000
F&C/Claymore Preferred Securities, Inc., 1.55% (2)	92	2,300,000
John Hancock Preferred Income Fund III, 1.90% (2)	40	1,000,000

Auction-Rate Securities (identified cost $5,600,000)		$5,600,000

1

Commercial Paper — 32.6%
Security	Principal Amount (000’s omitted)	Value
Autobahn Funding, 1.81%, 10/20/04	$2,900	$2,897,230
General Electric Capital Corp., 1.77%, 11/9/04	2,050	2,046,069
Golden Funding Ltd., 1.85%, 11/8/04	2,900	2,894,337
Jefferson Smurfit Corp., 1.77%, 10/4/04	2,900	2,899,572
Manhattan Asset Funding, 1.81%, 11/2/04	2,900	2,895,335
Monument Funding, 1.80%, 10/25/04	2,900	2,896,520
PB Finance (Delaware), 1.80%, 10/26/04	2,900	2,896,375

Total Commercial Paper (at amortized cost, $19,425,437)		$19,425,438

Short-Term Investments — 1.1%

Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	650	650,000

Total Short-Term Investments (at amortized cost, $650,000)		$650,000

Total Investments — 99.8% (identified cost $59,758,440)		$59,504,946

Other Assets, Less Liabilities — 0.2%		$150,106

Net Assets — 100.0%		$59,655,052

FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GNMA	-	Government National Mortgage Association (Ginnie Mae)

(1)		Floating-rate security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

2

The Portfolio did not have any open financial instruments at September 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,758,441
Gross unrealized appreciation	$35,681
Gross unrealized depreciation	(289,176)
Net unrealized appreciation	$(253,495)

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer

Date:	November 18, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 18, 2004